Columbia Strategic Municipal Income Fund
Third Quarter Report
April 30, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Strategic Municipal Income Fund, April 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 2.4%
Issue Description	Yield	Principal Amount ($)	Value ($)
New York 2.4%
City of New York(a),(b)
Unlimited General Obligation Bonds
Fiscal 2015
Subordinated Series 2015 (JPMorgan Chase Bank)
06/01/2044	3.400%	1,000,000	1,000,000
Series 2016 (Landesbank Hessen-Thüringen)
08/01/2044	3.400%	4,510,000	4,510,000
Subordinated Series 2014I-2 (JPMorgan Chase Bank)
03/01/2040	3.400%	8,640,000	8,640,000
New York City Municipal Water Finance Authority(a),(b)
Revenue Bonds
Series 2011 (JPMorgan Chase Bank)
06/15/2044	3.400%	5,250,000	5,250,000
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2012C (JPMorgan Chase Bank)
11/01/2036	3.400%	1,990,000	1,990,000
Subordinated Series 2018 (JPMorgan Chase Bank)
08/01/2042	3.400%	6,000,000	6,000,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	3.400%	6,010,000	6,010,000
06/15/2050	3.400%	4,000,000	4,000,000
Total			37,400,000
Total Floating Rate Notes (Cost $37,400,000)			37,400,000

Municipal Bonds 94.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 5.3%
Baldwin County Industrial Development Authority(c),(d)
Revenue Bonds
Novelis Corp. Project
Series 2025 (Mandatory Put 06/01/32)
06/01/2055	5.000%	2,500,000	2,554,139
Baldwin County Industrial Development Authority(b),(c),(d)
Revenue Bonds
Novelis Corp. Project
Series 2026 (Mandatory Put 03/01/33)
03/01/2056	4.300%	1,000,000	980,141
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Black Belt Energy Gas District
Refunding Revenue Bonds
Gas Project
Series 2023D-1 (Mandatory Put 02/01/29)
06/01/2049	5.500%	3,200,000	3,358,939
Revenue Bonds
Gas Project
Series 2025G
10/01/2035	5.000%	4,170,000	4,379,552
Series 2026E
07/01/2033	5.000%	1,785,000	1,874,867
Series 2026F
06/01/2036	5.000%	7,000,000	7,213,146
Series 2026A
12/01/2034	5.000%	5,000,000	5,247,255
Black Belt Energy Gas District(b)
Revenue Bonds
Gas Project
Series 2025A (Mandatory Put 05/01/32)
05/01/2056	5.250%	7,000,000	7,113,434
Series 2025E (Mandatory Put 05/01/35)
12/01/2055	5.000%	2,500,000	2,652,285
Series 2024A (Mandatory Put 09/01/32)
05/01/2055	5.250%	6,500,000	6,743,564
Series 2024D (Mandatory Put 11/01/34)
03/01/2055	5.000%	8,000,000	8,521,351
County of Jefferson Sewer
Refunding Revenue Bonds
Series 2024
10/01/2049	5.250%	5,000,000	5,169,824
Energy Southeast A Cooperative District
Revenue Bonds
Series 2025A
11/01/2035	5.000%	1,460,000	1,533,057
Energy Southeast, A Cooperative District
Revenue Bonds
Series 2024B (Mandatory Put 06/01/32)
07/01/2054	5.250%	4,250,000	4,537,078
Homewood Educational Building Authority
Revenue Bonds
Recreation Center Project at Samford University
Series 2024A
10/01/2054	5.500%	1,500,000	1,517,335
Student Housing & Parking Project
Series 2024
10/01/2056	5.000%	1,685,000	1,593,755

Columbia Strategic Municipal Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hoover Industrial Development Board(d)
Revenue Bonds
US Steel Corporation Project
Series 2019
10/01/2049	5.750%	4,500,000	4,609,088
Southeast Energy Authority
Revenue Bonds
Project #4
Series 2002B-1 (Mandatory Put 08/01/28)
05/01/2053	5.000%	8,695,000	8,992,119
Southeast Energy Authority A Cooperative District
Series 2025E
10/01/2030	5.000%	5,000,000	5,343,494
Total			83,934,423
Arizona 1.6%
Arizona Industrial Development Authority
Revenue Bonds
Equitable School Revolving Fund
Series 2024
11/01/2054	5.000%	5,250,000	5,272,208
City of Phoenix Civic Improvement Corp.(d)
Revenue Bonds
Series 2018
07/01/2048	4.000%	6,000,000	5,332,546
Industrial Development Authority of the County of Pima (The)(c)
Refunding Revenue Bonds
American Leadership Academy
Series 2022
06/15/2051	4.000%	1,700,000	1,281,195
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2046	5.000%	6,500,000	6,356,511
Series 2018
02/15/2048	5.000%	1,070,000	1,034,083
Maricopa County Industrial Development Authority
Refunding Revenue Bonds
Legacy Traditional Schools Project
Series 2024
07/01/2039	4.000%	2,415,000	2,241,284
07/01/2044	4.250%	1,700,000	1,515,301
Sierra Vista Industrial Development Authority(c)
Revenue Bonds
American Leadership Academy Project
Series 2024
06/15/2059	5.000%	2,500,000	2,119,112
Total			25,152,240
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California 5.1%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign(d)
Revenue Bonds
Series 2024B (AGM)
07/01/2049	4.375%	2,750,000	2,600,160
07/01/2054	4.500%	2,205,000	2,080,427
California Community Choice Financing Authority(b)
Revenue Bonds
Clean Energy Project
Series 2024 (Mandatory Put 12/01/32)
01/01/2055	5.000%	4,250,000	4,347,657
Series 2025 (Mandatory Put 07/01/34)
10/01/2055	5.000%	8,000,000	8,089,869
Series 2025 (Mandatory Put 11/01/35)
01/01/2056	5.000%	1,500,000	1,600,300
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 11/01/30)
10/01/2054	5.500%	3,455,000	3,771,862
Series 2025A (Mandatory Put 05/01/35)
01/01/2056	5.000%	550,000	565,100
California Infrastructure & Economic Development Bank
Revenue Bonds
Equitable School Revolving Fund
Series 2022
11/01/2057	5.000%	1,320,000	1,329,269
California Municipal Finance Authority(c)
Revenue Bonds
California Baptist University
Series 2016A
11/01/2046	5.000%	1,000,000	980,452
Catalyst Impact Fund Housing
Series 2024
01/01/2039	6.000%	5,000,000	5,230,668
California Municipal Finance Authority
Revenue Bonds
HumanGood California Obligated Group
Series 2021
10/01/2046	4.000%	2,500,000	2,284,456
California Public Finance Authority(c)
Revenue Bonds
The James
Series 2024A
06/01/2059	6.375%	2,000,000	1,851,107
California Public Finance Authority(b),(c)
Revenue Bonds
The Marisol
Series 2026A (Mandatory Put 04/01/33)
04/01/2066	5.100%	2,000,000	2,002,303
Columbia Strategic Municipal Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority
Refunding Revenue Bonds
Front Porch Communities & Services
Series 2017
04/01/2042	4.000%	1,905,000	1,845,223
California Statewide Communities Development Authority(c)
Revenue Bonds
Loma Linda University Medical Center
Series 2016A
12/01/2046	5.000%	500,000	500,025
City of Los Angeles Department of Airports(d)
Refunding Revenue Bonds
Subordinated Series 2025
05/15/2055	5.000%	1,350,000	1,374,357
05/15/2055	5.500%	1,480,000	1,577,360
Hastings Campus Housing Finance Authority
Revenue Bonds
Senior Green Bonds
Series 2020
07/01/2045	5.000%	3,500,000	3,383,054
Riverside County Transportation Commission(e)
Revenue Bonds
Senior Lien
Series 2013 Escrowed to Maturity
06/01/2029	0.000%	1,000,000	920,706
Unrefunded Revenue Bonds
Senior Lien
Series 2013
06/01/2029	0.000%	1,265,000	1,142,270
San Diego County Regional Airport Authority(d)
Revenue Bonds
Private Activity
Series 2023
07/01/2053	5.000%	5,655,000	5,731,003
07/01/2058	5.250%	10,000,000	10,303,368
Series 2025
07/01/2042	5.250%	1,180,000	1,302,134
San Francisco City & County Airport Commission(d)
Revenue Bonds
Second Series 2025A
05/01/2055	5.500%	11,685,000	12,415,873
San Francisco City & County Airport Commission - International Airport(d)
Refunding Revenue Bonds
Series 2022A-2
05/01/2052	4.000%	2,875,000	2,546,512
San Joaquin Valley Clean Energy Authority(b)
Revenue Bonds
Clean Energy Project
Series 2025 (Mandatory Put 07/01/35)
01/01/2056	5.500%	1,445,000	1,590,782
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of California
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	2,000	2,004
Total			81,368,301
Colorado 1.8%
City & County of Denver(e)
Revenue Bonds
Series 2018-A-2
08/01/2034	0.000%	6,000,000	4,297,156
City & County of Denver Airport System(d)
Refunding Revenue Bonds
Series 2022D
11/15/2053	5.000%	3,000,000	3,030,712
Subordinated Series 2018A
12/01/2043	4.000%	3,500,000	3,306,026
Colorado Bridge & Tunnel Enterprise
Revenue Bonds
Series 2025A (ACA)
12/01/2054	5.250%	2,500,000	2,643,831
Colorado Bridge Enterprise(d)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	6,690,000	5,695,368
Colorado Health Facilities Authority
Refunding Revenue Bonds
CommonSpirit Health
Series 2019A
08/01/2049	4.000%	2,595,000	2,230,011
Revenue Bonds
CommonSpirit Health Obligation Group
Series 2022
11/01/2042	5.000%	3,800,000	3,990,546
Colorado Housing & Finance Authority
Revenue Bonds
Multi-Family Project
Series 2019B-1
10/01/2039	3.000%	470,000	429,476
Fiddlers Business Improvement District(c)
Unlimited General Obligation Refunding Bonds
Series 2022
12/01/2047	5.550%	1,200,000	1,220,672
Parterre Metropolitan District No. 5
Limited General Obligation Bonds
Series 2025A
12/01/2055	6.125%	1,250,000	1,311,849
Total			28,155,647

Columbia Strategic Municipal Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut 0.3%
Stamford Housing Authority
Revenue Bonds
Mozaic Concierge Living Project
Series 2025
10/01/2033	5.375%	5,000,000	5,064,744
Delaware 0.6%
Delaware State Health Facilities Authority
Refunding Revenue Bonds
Bayhealth Medical Center Project
Series 2017
07/01/2040	4.000%	2,640,000	2,597,038
Delaware State Housing Authority
Revenue Bonds
Series 2024B (GNMA)
07/01/2044	4.600%	1,095,000	1,103,888
07/01/2049	4.650%	960,000	952,317
07/01/2054	4.750%	770,000	771,810
Delaware State Housing Authority(f)
Revenue Bonds
Series 2026A
01/01/2057	5.750%	3,500,000	3,846,595
Total			9,271,648
District of Columbia 0.8%
Metropolitan Washington Airports Authority(d)
Refunding Revenue Bonds
Series 2023A
10/01/2053	5.250%	5,000,000	5,137,998
Metropolitan Washington Airports Authority Aviation(d)
Refunding Revenue Bonds
Series 2024A
10/01/2049	5.250%	4,375,000	4,530,805
Series 2025A
10/01/2050	5.000%	1,650,000	1,679,727
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	2,275,000	2,013,333
Total			13,361,863
Florida 2.8%
Capital Trust Agency, Inc.(c)
04/27/2021
07/01/2056	5.000%	4,625,000	4,033,815
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Capital Trust Agency, Inc.(c),(g)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2045	0.000%	3,430,000	411,600
12/01/2050	0.000%	1,000,000	120,000
Capital Trust Agency, Inc.(c),(e)
Subordinated
07/01/2061	0.000%	73,140,000	6,263,198
Capital Trust Authority(c)
Revenue Bonds
IPS Enterprises, Inc.
Series 2023A
06/15/2058	6.375%	2,300,000	2,341,565
City of Tampa(e)
Revenue Bonds
Capital Appreciation
Series 2020A
09/01/2035	0.000%	650,000	451,082
09/01/2036	0.000%	700,000	461,682
09/01/2037	0.000%	700,000	438,251
County of Lee Airport(d)
Revenue Bonds
Series 2024
10/01/2049	5.250%	2,000,000	2,073,467
County of Miami-Dade Seaport Department(d)
Refunding Revenue Bonds
Series 2023A
10/01/2052	5.250%	3,000,000	3,051,075
County of Osceola Transportation(e)
Refunding Revenue Bonds
Series 2020A-2
10/01/2035	0.000%	2,700,000	1,821,953
10/01/2038	0.000%	1,500,000	876,771
10/01/2039	0.000%	3,300,000	1,829,189
Florida Development Finance Corp.(c)
Refunding Revenue Bonds
Renaissance Charter School, Inc. Projects
Series 2020
09/15/2040	5.000%	1,050,000	1,027,444
Florida Local Government Finance Commission(c)
Revenue Bonds
Fleet Landing at Nocatee Project
Series 2025
11/15/2031	4.700%	1,300,000	1,304,994
Hillsborough County Industrial Developme
Refunding Revenue Bonds
BayCare Health System
Series 2024
11/15/2051	4.125%	11,000,000	10,055,493
Columbia Strategic Municipal Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lee County Industrial Development Authority
Revenue Bonds
Cypress Cove at HealthPark Florida, Inc. Project
Series 2022
10/01/2057	5.250%	2,000,000	1,857,411
Miami-Dade County Health Facilities Authority
Refunding Revenue Bonds
Nicklaus Childrens Hospital
Series 2017
08/01/2047	4.000%	2,250,000	2,004,204
Miami-Dade County Industrial Development Authority(b),(c)
Revenue Bonds
Casa Properties LLC Project
Series 2026 (Mandatory Put 07/01/36)
07/01/2065	5.375%	2,750,000	2,841,797
Palm Beach County Health Facilities Authority
Revenue Bonds
ACTS Retirement
Series 2020B
11/15/2041	4.000%	500,000	482,412
Total			43,747,403
Georgia 2.3%
City of Atlanta Department of Aviation(d)
Revenue Bonds
Sustainable Bonds
Series 2025B-1
07/01/2050	5.250%	5,000,000	5,212,001
Georgia Housing & Finance Authority
Refunding Revenue Bonds
Series 2020A
12/01/2040	3.050%	1,000,000	898,252
Main Street Energy, Inc.
Revenue Bonds
Energy Project
Series 2025D
12/01/2033	5.000%	5,000,000	5,260,285
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2023A (Mandatory Put 06/01/30)
06/01/2053	5.000%	4,200,000	4,412,064
Series 2023C (Mandatory Put 09/01/30)
09/01/2053	5.000%	4,500,000	4,765,165
Municipal Electric Authority of Georgia
Revenue Bonds
Plant Vogtle Units 3&4 Project
Series 2022
07/01/2063	5.500%	4,700,000	4,812,119
Series 2022 (AGM)
07/01/2052	5.000%	4,700,000	4,779,290
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2038	6.125%	3,515,000	3,558,425
12/01/2048	6.250%	1,960,000	1,940,103
Total			35,637,704
Idaho 0.2%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2021
10/01/2050	4.500%	1,500,000	1,328,546
Idaho Housing & Finance Association
Revenue Bonds
Series 2024A (GNMA)
01/01/2049	4.600%	2,540,000	2,509,971
Total			3,838,517
Illinois 8.0%
Chicago Board of Education
Revenue Bonds
Series 2023
04/01/2045	5.000%	1,000,000	994,064
04/01/2048	5.750%	1,125,000	1,180,227
Special Tax Bonds
Series 2017
04/01/2042	5.000%	1,600,000	1,601,724
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2046	5.000%	3,000,000	2,762,595
Project
Series 2015C
12/01/2039	5.250%	2,000,000	1,983,537
Seires 2023A
12/01/2049	6.000%	3,300,000	3,382,819
Series 2018
12/01/2046	5.000%	2,500,000	2,302,163
Series 2022A
12/01/2047	4.000%	4,000,000	3,211,886
Series 2023A
12/01/2047	5.875%	6,500,000	6,548,397
Unlimited General Obligation Refunding Bonds
Series 2018A (AGM)
12/01/2034	5.000%	500,000	514,873
Series 2022B
12/01/2037	4.000%	8,000,000	7,448,149

Columbia Strategic Municipal Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chicago O’Hare International Airport(d)
Revenue Bonds
Senior Lien
Series 2017G
01/01/2047	5.000%	1,000,000	1,000,025
Series 2022
01/01/2048	4.500%	3,000,000	2,886,437
01/01/2055	5.000%	7,985,000	7,922,093
Series 2024A
01/01/2053	5.500%	3,000,000	3,120,430
TriPs Obligated Group
Series 2018
07/01/2048	5.000%	800,000	796,009
Illinois Finance Authority
Refunding Revenue Bonds
LEARN Charter School Project Social Bonds
Series 2021
11/01/2051	4.000%	1,000,000	843,164
Illinois Finance Authority(c)
Revenue Bonds
Rosalind Franklin University Woodlands Apartment Project
Series 2025
08/01/2035	5.250%	3,000,000	3,126,420
Illinois Housing Development Authority
Refunding Revenue Bonds
Social Bonds
Series 2023H
10/01/2043	4.650%	7,070,000	7,216,968
Revenue Bonds
Sustainable Bond
Series 2026C
10/01/2056	6.500%	2,500,000	2,871,531
Metropolitan Pier & Exposition Authority(e)
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
12/15/2035	0.000%	1,200,000	836,814
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
12/15/2047	4.000%	5,400,000	4,853,281
State of Illinois
Unlimited General Obligation Bonds
Series 2017A
12/01/2036	5.000%	5,000,000	5,107,125
Series 2018A
05/01/2033	5.000%	5,000,000	5,166,064
05/01/2039	5.000%	4,320,000	4,411,146
05/01/2040	5.000%	5,005,000	5,102,481
05/01/2041	5.000%	6,000,000	6,108,484
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020
05/01/2039	5.500%	2,700,000	2,866,456
Series 2020C
10/01/2042	4.000%	3,935,000	3,730,576
Series 2021B
12/01/2038	4.000%	3,970,000	3,879,206
Series 2022A
03/01/2042	5.500%	12,700,000	13,629,917
03/01/2047	5.500%	3,300,000	3,443,920
Series 2023B
05/01/2047	5.500%	1,750,000	1,825,521
05/01/2048	4.500%	400,000	385,227
Series 2024B
05/01/2049	5.250%	875,000	898,771
Series 2024C
10/01/2048	4.000%	3,000,000	2,684,172
Total			126,642,672
Indiana 0.5%
City of Valparaiso(c),(d)
Refunding Revenue Bonds
Pratt Paper (IN) LLC Project
Series 2024
01/01/2044	4.875%	1,000,000	1,011,861
01/01/2054	5.000%	2,400,000	2,316,143
Indiana Housing & Community Development Authority
Revenue Bonds
Sustainable Bonds
Series 2024A-1 (GNMA)
07/01/2049	4.650%	4,150,000	4,110,029
Total			7,438,033
Iowa 1.2%
Iowa Finance Authority
Prerefunded 12/01/32 Revenue Bonds
Iowa Fertilizer Co. Project
Series 2022
12/01/2050	5.000%	5,000,000	5,652,827
Refunding Revenue Bonds
Lifespace Communities, Inc.
Series 2021
05/15/2046	4.000%	8,895,000	7,713,058
Revenue Bonds
Lifespace Communities, Inc.
Series 2018A
05/15/2043	5.000%	5,000,000	5,009,426
Total			18,375,311
Columbia Strategic Municipal Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kansas 0.1%
Wyandotte County - Kansas City Unified Government(c)
Revenue Bonds
Northwest Speedway Star Bond District Project
Series 2026
03/01/2046	5.500%	2,000,000	1,999,936
Kentucky 0.6%
Kentucky Public Energy Authority
Refunding Revenue Bonds
Series 2023A-1 (Mandatory Put 02/01/32)
04/01/2054	5.250%	8,500,000	9,066,941
Louisiana 1.0%
Louisiana Public Facilities Authority(c)
Refunding Revenue Bonds
Lake Charles Charter Academy
Series 2024
12/15/2043	5.000%	2,350,000	2,315,638
Louisiana Public Facilities Authority(d)
Revenue Bonds
I-10 Calcasieu River Bridge Project
Series 2024
09/01/2059	5.500%	6,000,000	6,068,093
I-10 Calcasieu River Bridge Public-Private Partnership Project
Series 2024
09/01/2064	5.750%	3,000,000	3,081,947
09/01/2066	5.000%	3,000,000	2,870,550
Parish of St. James(c)
Revenue Bonds
NuStar Logistics LP Project
Series 2020-2
07/01/2040	6.350%	1,250,000	1,353,482
Total			15,689,710
Maryland 1.2%
Maryland Community Development Administration
Refunding Revenue Bonds
Series 2019B
09/01/2039	3.200%	7,475,000	6,789,536
Revenue Bonds
Series 2019C
09/01/2039	3.000%	7,500,000	6,688,609
Maryland Department of Housing & Community Development(f)
Refunding Revenue Bonds
Sustainable Bond
Series 2026B
09/01/2056	6.250%	4,000,000	4,487,208
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2040	4.000%	875,000	803,803
Total			18,769,156
Massachusetts 0.9%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Harvard University Issue
Series 2026A
02/15/2036	4.000%	2,325,000	2,520,992
UMass Memorial Healthcare
Series 2017
07/01/2044	4.000%	7,500,000	6,677,945
Revenue Bonds
Tufts University Student Housing Project
Series 2025
06/01/2050	5.500%	750,000	790,611
Massachusetts Educational Financing Authority(d)
Refunding Revenue Bonds
Issue K
Subordinated Series 2017B
07/01/2046	4.250%	2,755,000	2,475,454
Massachusetts Port Authority(d)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2044	4.000%	1,500,000	1,416,148
Total			13,881,150
Michigan 4.2%
Grand Rapids Economic Development Corp.
Revenue Bonds
Beacon Hill at Eastgate Project
Series 2025T
11/01/2030	4.750%	4,375,000	4,376,255
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
10/01/2043	4.000%	2,300,000	2,214,705
Series 2019A-1
10/01/2044	3.250%	1,500,000	1,303,903
Series 2024A
12/01/2044	4.500%	1,225,000	1,217,776
12/01/2049	4.650%	1,100,000	1,091,117
12/01/2053	4.700%	1,610,000	1,612,257
Series 2026A
12/01/2056	6.000%	2,700,000	2,999,778

Columbia Strategic Municipal Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Social Bond
Series 2022A
06/01/2043	4.100%	6,835,000	6,781,947
Social Bonds
Series 2023A
12/01/2048	4.900%	6,000,000	6,089,714
U.S. Department of Housing and Urban Development
Series 2017A
10/01/2042	3.750%	4,060,000	3,825,394
10/01/2047	3.850%	4,155,000	3,731,640
Michigan Strategic Fund(d)
Revenue Bonds
I-75 Improvement Project
Series 2018
12/31/2043	5.000%	10,500,000	10,585,941
State of Michigan
Revenue Bonds
Rebuilding Michigan Program
Series 2023
11/15/2049	5.250%	10,000,000	10,593,013
State of Michigan Trunk Line
Revenue Bonds
Rebuilding Michigan Program
Series 2023
11/15/2049	5.500%	10,000,000	10,765,739
Total			67,189,179
Minnesota 0.9%
City of Cologne
Revenue Bonds
Cologne Academy Charter School Project
Series 2014A
07/01/2045	5.000%	1,250,000	1,182,228
City of Forest Lake
Revenue Bonds
Lakes International Language Academy
Series 2019
08/01/2036	5.000%	835,000	845,551
City of North Oaks
Refunding Revenue Bonds
Waverly Gardens Project
Series 2016
10/01/2047	5.000%	4,000,000	3,707,055
City of Woodbury
Revenue Bonds
Woodbury Leadership Academy Project
Series 2025
07/01/2065	6.000%	1,825,000	1,810,475
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hastings Independent School District No. 200(e)
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2031	0.000%	2,340,000	1,991,136
02/01/2034	0.000%	1,565,000	1,179,951
Minneapolis-St. Paul Metropolitan Airports Commission(d)
Refunding Revenue Bonds
Subordinated Series 2016D
01/01/2041	5.000%	750,000	754,529
St. Cloud Housing & Redevelopment Authority(h)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	4.000%	2,825,000	2,220,922
Total			13,691,847
Missouri 0.8%
Health & Educational Facilities Authority
Refunding Revenue Bonds
Mosaic Health System
Series 2019
02/15/2044	4.000%	2,000,000	1,861,308
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2042	5.250%	1,260,000	1,262,532
Missouri Housing Development Commission
Revenue Bonds
First Place Homeownership Loan
Series 2024 (GNMA)
11/01/2049	4.600%	750,000	742,054
First Place Homeownership Loan Program
Series 2025
11/01/2055	5.000%	1,000,000	1,014,390
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2016A
12/01/2041	4.000%	5,000,000	5,003,983
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrew’s Resources for Seniors Obligated Group
Series 2015
12/01/2035	5.000%	1,500,000	1,500,499
Revenue Bonds
Friendship Village Sunset Hills
Series 2012
09/01/2042	5.000%	2,000,000	2,000,563
Total			13,385,329
Columbia Strategic Municipal Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Montana 0.0%
Montana Board of Housing
Revenue Bonds
Series 2017B-2
12/01/2042	3.500%	315,000	300,270
12/01/2047	3.600%	410,000	364,333
Total			664,603
Nebraska 1.3%
Central Plains Energy Project(b)
Revenue Bonds
Subordinated Series 2025A-1 (Mandatory Put 08/01/31)
08/01/2055	5.000%	6,000,000	6,419,336
Douglas County Hospital Authority No. 3
Refunding Revenue Bonds
Health Facilities
Series 2015
11/01/2036	4.125%	1,045,000	1,045,040
Nebraska Educational Health Cultural & Social Services Finance Authority
Refunding Revenue Bonds
Immanuel Obligated Group
Series 2019
01/01/2044	4.000%	10,000,000	9,487,554
Nebraska Investment Finance Authority
Revenue Bonds
Series 2019D
09/01/2039	2.850%	3,090,000	2,711,011
09/01/2042	3.050%	375,000	320,681
Total			19,983,622
Nevada 0.3%
State of Nevada Department of Business & Industry(c)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2035	5.000%	570,000	570,075
12/15/2045	5.125%	1,255,000	1,211,448
Series 2018A
12/15/2038	5.000%	415,000	415,020
12/15/2048	5.000%	2,000,000	1,845,388
Total			4,041,931
New Hampshire 1.1%
New Hampshire Business Finance Authority(b),(d)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2019A-3 (Mandatory Put 07/01/26)
07/01/2033	4.000%	2,955,000	2,956,466
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hampshire Business Finance Authority(c),(e)
Revenue Bonds
Astro Sunterra Project
Series 2026
12/15/2034	0.000%	2,855,000	1,637,517
The Wildflower Project
Series 2025
12/15/2033	0.000%	2,400,000	1,519,876
New Hampshire Business Finance Authority(e)
Revenue Bonds
Goodland Project
Series 2026
12/15/2039	0.000%	3,000,000	1,234,843
New Hampshire Business Finance Authority(c)
Revenue Bonds
Grand Prairie Project
Series 2024
12/15/2032	5.875%	2,700,000	2,698,226
Series 2025
12/15/2033	5.875%	2,400,000	2,398,786
Silverado Project
Series 2024
12/01/2028	5.000%	400,000	399,362
Tamarron Project
Series 2024
12/01/2035	5.250%	4,200,000	4,190,723
New Hampshire Business Finance Authority
Revenue Bonds
Highlands Project (The)
Series 2024
12/15/2030	5.125%	520,000	520,362
Total			17,556,161
New Jersey 5.0%
City of Newark Mass Transit Access Tax
Revenue Bonds
Mulberry Pedestrian Bridge Redevelopment Project
Series 2022 (AGM)
11/15/2062	6.000%	2,000,000	2,195,196
New Jersey Economic Development Authority(d)
Refunding Revenue Bonds
New Jersey Natural Gas Co. Project
Series 2019
08/01/2041	3.000%	6,000,000	5,153,326
New Jersey Economic Development Authority
Revenue Bonds
Portal North Bridge Project
Series 2022
11/01/2052	5.000%	16,250,000	16,640,535

Columbia Strategic Municipal Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Economic Development Authority(c),(d)
Revenue Bonds
Repauno Port & Rail Terminal Project
Series 2025
01/01/2035	6.375%	1,500,000	1,573,225
01/01/2045	6.625%	1,500,000	1,583,599
New Jersey Higher Education Student Assistance Authority(d)
Refunding Revenue Bonds
Series 2025-1B
12/01/2035	5.000%	3,500,000	3,716,764
Revenue Bonds
Series 2018A
12/01/2034	4.000%	60,000	59,988
12/01/2035	4.000%	55,000	54,984
New Jersey Housing & Mortgage Finance Agency(d)
Refunding Revenue Bonds
Series 2017D
11/01/2037	4.250%	1,525,000	1,525,032
Single Family Housing
Series 2018
10/01/2032	3.800%	1,925,000	1,923,958
New Jersey Housing & Mortgage Finance Agency
Refunding Revenue Bonds
Single Family Housing
Series 2019C
10/01/2039	3.850%	2,885,000	2,863,626
Revenue Bonds
Series 2025M
04/01/2056	6.500%	2,230,000	2,486,599
New Jersey Transportation Trust Fund Authority
Prerefunded 12/15/32 Revenue Bonds
Transportation Program
Series 2022
06/15/2048	5.000%	3,750,000	4,273,818
Revenue Bonds
Transportation Program
Series 2015AA
06/15/2041	5.250%	6,000,000	6,005,765
Series 2023BB
06/15/2046	5.000%	5,255,000	5,515,353
Series 2025AA
06/15/2050	5.000%	2,500,000	2,594,482
06/15/2050	5.250%	2,750,000	2,903,797
Unrefunded Revenue Bonds
Transportation Program
Series 2019
06/15/2046	5.000%	2,270,000	2,324,363
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Turnpike Authority
Revenue Bonds
Series 2022B
01/01/2048	4.500%	3,000,000	3,021,032
01/01/2052	5.250%	6,250,000	6,584,211
Series 2025A
01/01/2044	5.000%	2,500,000	2,738,236
South Jersey Port Corp.(d)
Revenue Bonds
Marine Terminal
Subordinated Series 2017B
01/01/2048	5.000%	2,900,000	2,904,868
Total			78,642,757
New York 10.4%
Build NYC Resource Corp.(d)
Revenue Bonds
Airport Facilities
Series 2025
07/01/2055	5.500%	1,250,000	1,285,236
Build NYC Resource Corp.(c)
Revenue Bonds
Social Bonds - East Harlem Scholars Academy Charter School Project
Series 2022
06/01/2052	5.750%	1,000,000	972,207
Build Resource Corp.(d)
Revenue Bonds
Airport Facilities
Series 2025
07/01/2050	5.500%	1,750,000	1,813,937
City of New York
Unlimited General Obligation Bonds
Series 2022A-1
09/01/2046	4.000%	2,500,000	2,346,869
Subordinated Series 2022B-1
10/01/2047	5.250%	2,500,000	2,616,795
Subordinated Series 2023E-1
04/01/2050	4.000%	3,900,000	3,567,988
Subordinated Series 2024C-1
09/01/2052	4.000%	7,000,000	6,267,794
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2042	3.600%	4,000,000	3,662,385
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021A
07/01/2056	5.250%	3,000,000	2,475,231
Columbia Strategic Municipal Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Transportation Authority
Revenue Bonds
Green Bonds
Series 2020C-1
11/15/2050	5.000%	10,935,000	11,033,837
New York City Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2018
11/01/2048	3.900%	2,000,000	1,787,302
Series 2019
11/01/2049	3.250%	4,000,000	3,076,946
New York City Municipal Water Finance Authority
Revenue Bonds
Fiscal 2025
Series 2024AA
06/15/2051	5.000%	10,000,000	10,366,994
Second General Resolution
Series 2025BB
06/15/2055	5.250%	2,250,000	2,369,920
Subordinated Series 2021
06/15/2051	4.000%	3,940,000	3,572,296
New York City Transitional Finance Authority
Revenue Bonds
Fiscal 2025
Subordinated Series 2024D
05/01/2052	5.500%	500,000	535,384
Future Tax Secured
Subordinated Series 2022A-1
08/01/2048	4.000%	2,100,000	1,940,012
Subordinated Series 2023A
05/01/2047	5.000%	10,000,000	10,380,995
Subordinated Series 2024C-S
05/01/2051	4.000%	3,600,000	3,244,430
Subordinated Series 2025H
11/01/2050	5.000%	1,500,000	1,545,280
11/01/2052	4.500%	3,500,000	3,451,411
New York State Dormitory Authority
Refunding Revenue Bonds
Cornell University
Series 2020A
07/01/2050	4.000%	6,270,000	5,701,093
New York State Housing Finance Agency
Revenue Bonds
Affordable Housing
Series 2017M
11/01/2047	3.750%	3,585,000	3,175,545
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Thruway Authority
Refunding Revenue Bonds
Personal Income Tax - Bidding Group
Series 2022A
03/15/2050	4.000%	4,000,000	3,695,859
New York State Urban Development Corp.
Revenue Bonds
Series 2020E-3
03/15/2043	4.000%	4,650,000	4,562,547
New York Transportation Development Corp.(d)
Refunding Revenue Bonds
JFK Airport Terminal 6 Redevelopment Project
Series 2024
12/31/2054	5.500%	6,250,000	6,336,119
Revenue Bonds
Delta Air Lines, Inc. LaGuardia
Series 2020
10/01/2045	4.375%	2,500,000	2,399,090
John F. Kennedy International Airport New Terminal One Project
Series 2023
06/30/2060	5.375%	5,350,000	5,293,681
Series 2024
06/30/2060	5.500%	12,475,000	12,552,694
Series 2025
06/30/2050	6.000%	1,500,000	1,602,810
LaGuardia Airport Terminal C&D
Series 2023
04/01/2040	5.625%	3,750,000	3,970,467
Terminal 4 John F. Kennedy International Airport Project
Series 2022
12/01/2042	4.000%	4,360,000	4,061,963
Port Authority of New York & New Jersey(d)
Refunding Revenue Bonds
Series 2021-223
07/15/2046	4.000%	5,000,000	4,639,844
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2017-203
10/01/2041	3.500%	3,730,000	3,520,553
Suffolk Regional Off-Track Betting Co.
Revenue Bonds
Series 2024
12/01/2053	6.000%	7,950,000	8,127,840
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
MTA Bridges and Tunnels
Series 2022
05/15/2051	4.000%	9,000,000	8,079,955

Columbia Strategic Municipal Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ulster County Capital Resource Corp.(c)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2042	5.250%	5,095,000	5,096,173
09/15/2047	5.250%	1,475,000	1,395,631
09/15/2053	5.250%	2,795,000	2,560,667
Total			165,085,780
North Carolina 1.0%
North Carolina Medical Care Commission
Refunding Revenue Bonds
Series 2021C
03/01/2036	4.000%	2,320,000	2,320,721
Southminster, Inc.
Series 2016
10/01/2037	5.000%	1,800,000	1,803,862
Revenue Bonds
Deerfield Episcopal Retirement Community Project
Series 2026
11/01/2031	4.000%	1,455,000	1,444,587
Lutheran Services for the Aging
Series 2021
03/01/2051	4.000%	1,000,000	831,292
REX Health Care
Series 2020A
07/01/2049	4.000%	5,000,000	4,745,439
North Carolina Turnpike Authority
Revenue Bonds
Senior Lien - Triangle Expressway
Series 2019
01/01/2049	5.000%	2,000,000	2,023,564
North Carolina Turnpike Authority(e)
Revenue Bonds
Series 2017C
07/01/2032	0.000%	2,000,000	1,504,505
Triangle Expressway System
Series 2019
01/01/2043	0.000%	3,950,000	1,846,565
Total			16,520,535
North Dakota 0.6%
North Dakota Housing Finance Agency
Revenue Bonds
Home Mortgage Finance Program
Series 2018
01/01/2042	3.850%	720,000	697,229
Housing Finance Program
Series 2017 (FHA)
07/01/2040	3.550%	405,000	385,809
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Housing Finance Program-Home Mortgage Finance
Series 2018
07/01/2042	3.950%	915,000	888,842
Series 2019C
07/01/2039	3.200%	1,530,000	1,393,242
Series 2024C
07/01/2049	4.750%	5,750,000	5,753,081
Total			9,118,203
Ohio 3.6%
Buckeye Tobacco Settlement Financing Authority
Refunding Senior Revenue Bonds
Series 2020B-2
06/01/2055	5.000%	29,010,000	23,008,437
Columbus Regional Airport Authority(d)
Refunding Revenue Bonds
John Glenn Columbus International Airport
Series 2025
01/01/2050	5.500%	12,000,000	12,658,782
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2039	5.000%	2,825,000	2,395,173
12/01/2049	5.125%	1,270,000	969,596
Ohio Air Quality Development Authority(d)
Revenue Bonds
Ohio Valley Electric Crop.
Series 2019 (Mandatory Put 10/01/29)
06/01/2041	2.600%	1,500,000	1,452,581
Ohio Housing Finance Agency
Revenue Bonds
Series 2024
09/01/2054	4.700%	4,830,000	4,835,091
Series 2024A (GNMA)
09/01/2049	4.550%	4,780,000	4,756,531
09/01/2054	4.650%	4,775,000	4,750,970
Summit County Development Finance Authority
Revenue Bonds
University of Akron Parking Project
Series 2023
12/01/2058	6.000%	2,000,000	2,124,376
Total			56,951,537
Oklahoma 0.5%
Oklahoma Turnpike Authority
Revenue Bonds
Series 2025A
01/01/2054	5.500%	2,500,000	2,689,047
Series 2025A (ACA)
01/01/2055	4.250%	1,625,000	1,554,810
Columbia Strategic Municipal Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2037	5.250%	1,250,000	1,263,794
11/15/2045	5.250%	1,885,000	1,890,650
Total			7,398,301
Oregon 0.9%
Oregon State Facilities Authority(c)
Refunding Revenue Bonds
Redmond Proficiency Academy Project
Series 2025
06/15/2055	5.625%	820,000	813,372
06/15/2065	6.000%	1,250,000	1,266,505
Port of Portland Airport(d)
Revenue Bonds
Green Bonds
Series 2023-29
07/01/2048	5.500%	10,000,000	10,567,225
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
01/01/2038	3.450%	2,365,000	2,299,363
Total			14,946,465
Pennsylvania 4.2%
Cumberland County Municipal Authority
Refunding Revenue Bonds
Diakon Lutheran Social Ministries
Series 2015
01/01/2038	5.000%	545,000	545,289
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2047	4.000%	5,000,000	4,466,703
Luzerne County Industrial Development Authority(d)
Refunding Revenue Bonds
Pennsylvania-American Water Co. Project
Series 2019 (Mandatory Put 12/03/29)
12/01/2039	2.450%	3,500,000	3,300,845
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Meadowood Senior Living Project
Series 2018
12/01/2038	5.000%	1,270,000	1,282,991
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2043	4.000%	1,000,000	949,484
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Economic Development Finance Authority
Refunding Revenue Bonds
Series 2017A (BAM)
11/15/2042	4.000%	10,000,000	9,663,543
Pennsylvania Economic Development Financing Authority(c),(g)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	0.000%	5,625,000	675,000
Pennsylvania Economic Development Financing Authority(d)
Revenue Bonds
PA Bridges Finco LP
Series 2015
12/31/2038	5.000%	5,125,000	5,128,671
06/30/2042	5.000%	10,000,000	10,003,676
The PennDOT Major Bridges Package One Project
Series 2022
06/30/2053	5.250%	5,000,000	5,016,614
06/30/2061	6.000%	3,000,000	3,161,348
Pennsylvania Higher Education Assistance Agency(d)
Revenue Bonds
Series 2025-1A
06/01/2034	5.000%	1,000,000	1,064,367
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2017-124B
10/01/2042	3.650%	7,180,000	6,927,391
Revenue Bonds
Series 2019-131A
10/01/2039	3.000%	3,000,000	2,650,111
Series 2024-146A
04/01/2053	4.750%	10,000,000	10,029,505
Series 2025-149A
10/01/2055	6.500%	1,995,000	2,269,816
State Public School Building Authority
Prerefunded 12/01/26 Revenue Bonds
Philadelphia School District Project
Series 2016
06/01/2036	5.000%	5,000	5,065
Total			67,140,419
Puerto Rico 5.1%
Commonwealth of Puerto Rico(i),(j)
Revenue Notes
Series 2022
11/01/2051	0.000%	5,046,134	3,494,448
Subordinated Series 2022
11/01/2043	0.000%	3,494,731	2,376,417

Columbia Strategic Municipal Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico Commonwealth Aqueduct & Sewer Authority(c),(j)
Refunding Revenue Bonds
Senior Lien
Series 2020A
07/01/2047	5.000%	16,145,000	16,024,518
Series 2022A
07/01/2047	4.000%	780,000	695,940
Puerto Rico Electric Power Authority(g),(j)
Revenue Bonds
Series 2007TT
07/01/2022	0.000%	2,735,000	1,928,175
07/01/2032	0.000%	2,420,000	1,706,100
Series 2008WW
07/01/2033	0.000%	1,750,000	1,233,750
07/01/2038	0.000%	1,750,000	1,233,750
Series 2010CCC
07/01/2028	0.000%	5,000,000	3,525,000
Series 2012A
07/01/2042	0.000%	925,000	652,125
Puerto Rico Sales Tax Financing Corp.(e),(j)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	52,403,000	18,678,709
07/01/2051	0.000%	30,030,000	7,834,142
Puerto Rico Sales Tax Financing Corp.(j)
Revenue Bonds
Series 2019A-1
07/01/2053	4.750%	6,000,000	5,720,584
07/01/2058	5.000%	16,420,000	15,948,828
Total			81,052,486
South Carolina 1.8%
Patriots Energy Group Financing Agency
Refunding Revenue Bonds
Series 2023B-1 (Mandatory Put 03/01/31)
02/01/2054	5.250%	2,000,000	2,146,629
South Carolina Jobs-Economic Development Authority
Revenue Bonds
American Leadership Academy
Series 2025
06/15/2033	5.500%	4,000,000	3,942,842
Novant Health Obligated Group
Series 2024
11/01/2049	5.500%	5,000,000	5,319,753
11/01/2054	5.500%	2,500,000	2,629,341
Rolling Green Village Project
Series 2025
12/01/2045	5.500%	375,000	382,731
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina Public Service Authority
Revenue Bonds
Santee Cooper
Series 2022
12/01/2050	4.000%	5,155,000	4,612,560
Series 2022A
12/01/2047	4.000%	9,000,000	8,226,569
Series 2025A
12/01/2055	5.000%	1,625,000	1,653,315
Total			28,913,740
South Dakota 1.0%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Avera Health
Series 2017
07/01/2042	4.000%	10,000,000	9,608,656
South Dakota Housing Development Authority
Revenue Bonds
Series 2024A (GNMA)
11/01/2044	4.450%	2,500,000	2,517,716
05/01/2049	4.625%	3,410,000	3,382,479
Total			15,508,851
Tennessee 1.2%
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health
Series 2018
07/01/2040	4.000%	1,800,000	1,776,534
Shelby County Health & Educational Facility Board(c)
Revenue Bonds
Madrone Memphis Student Housing I LLC-University of Memphis Project
Series 2024
06/01/2056	5.250%	4,000,000	3,875,115
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
The Farms at Bailey Station Project
Series 2019
10/01/2059	5.750%	6,000,000	3,978,674
Tennessee Housing Development Agency
Revenue Bonds
3rd Issue
Series 2017
07/01/2042	3.600%	450,000	426,198
07/01/2047	3.650%	895,000	820,096
Series 2018-1
07/01/2042	3.900%	435,000	425,027
Series 2024-1A
07/01/2044	4.500%	850,000	847,112
07/01/2049	4.700%	1,350,000	1,341,120
07/01/2054	4.800%	565,000	567,526
Columbia Strategic Municipal Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Social Bond
Series 2022-2
07/01/2042	4.250%	4,500,000	4,497,211
Total			18,554,613
Texas 10.0%
Angelina & Neches River Authority(c),(d),(g)
Revenue Bonds
Jefferson Enterprise Energy LLC Project
Series 2021
12/01/2045	0.000%	4,250,000	212,500
Arlington Higher Education Finance Corp.(c)
Revenue Bonds
Basis Texas Charter Schools, Inc.
Series 2024
06/15/2064	5.000%	1,000,000	896,836
Legacy Traditional Schools - Texas Project
Series 2022
02/15/2062	6.750%	5,000,000	4,944,279
Arlington Higher Education Finance Corp.
Revenue Bonds
Riverwalk Education Foundation
Series 2025
08/15/2060	4.500%	2,750,000	2,691,201
Bastrop Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2053	5.000%	5,000,000	5,117,347
Bexar County Health Facilities Development Corp.
Refunding Revenue Bonds
Army Retirement Residence Foundation
Series 2016
07/15/2031	4.000%	2,000,000	1,977,707
07/15/2036	4.000%	3,000,000	2,845,020
Series 2018
07/15/2037	5.000%	2,100,000	2,111,689
City of Houston
Revenue Bonds
United Airlines, Inc.
Series 2024B
07/15/2039	5.500%	3,300,000	3,488,828
City of Houston Airport System(d)
Refunding Revenue Bonds
Subordinated Series 2023A (AGM)
07/01/2048	5.250%	10,000,000	10,384,918
City of Houston Hotel Occupancy Tax & Special Revenue
Refunding Revenue Bonds
First Lien
Series 2026C
09/01/2058	5.500%	1,000,000	1,064,019
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Houston TX Airport System
Refunding Revenue Bonds
United Airlines, Inc. Terminal Improvement Projects
Series 2025
07/15/2031	5.250%	3,000,000	3,165,134
Clifton Higher Education Finance Corp.
Refunding Revenue Bonds
IDEA Public Schools
Series 2024
08/15/2049	4.000%	1,625,000	1,475,946
County of Harris Toll Road
Revenue Bonds
Series 2024A
08/15/2049	4.000%	6,675,000	6,069,389
Crowley Independent School District
Unlimited General Obligation Bonds
Series 2023
02/01/2053	4.250%	2,700,000	2,557,509
Series 2024
02/01/2054	4.250%	5,000,000	4,707,068
Cypress-Fairbanks Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2048	4.000%	5,550,000	5,232,804
Series 2024B
02/15/2049	4.000%	5,000,000	4,666,805
Dallas Fort Worth International Airport
Revenue Bonds
Series 2024
11/01/2049	4.000%	7,500,000	6,772,183
Fort Bend Independent School District
Unlimited General Obligation Refunding Bonds
Series 2024A
08/15/2049	4.000%	2,735,000	2,507,082
Humble Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	4,975,000	4,535,859
Unlimited General Obligation Refunding Bonds
Series 2025
02/15/2052	4.000%	2,750,000	2,511,144
Hurst-Euless-Bedford Independent School District
Unlimited General Obligation Bonds
Series 2024
08/15/2050	4.000%	6,000,000	5,434,526
Hutto Independent School District
Unlimited General Obligation Bonds
Series 2023
08/01/2053	5.000%	2,500,000	2,578,132

Columbia Strategic Municipal Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Katy Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2053	4.000%	1,700,000	1,530,543
Midland Independent School District
Unlimited General Obligation Bonds
Series 2024
02/15/2054	4.000%	9,325,000	8,401,434
Mission Economic Development Corp.(d)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2020 (Mandatory Put 06/01/26)
07/01/2040	2.875%	1,250,000	1,249,435
Mission Economic Development Corp.(b)
Revenue Bonds
Graphic Packaging International LLC Project
Series 2025 (Mandatory Put 06/01/30)
12/01/2064	5.000%	1,550,000	1,613,777
New Braunfels Independent School District
Unlimited General Obligation Bonds
Series 2024
02/01/2052	4.000%	2,750,000	2,500,098
New Hope Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Texas Children’s Health System
Series 2017A
08/15/2040	4.000%	3,610,000	3,520,766
Revenue Bonds
4-K Housing, Inc. Stoney Brook Project
Series 2017
07/01/2042	4.500%	1,000,000	734,730
07/01/2047	5.000%	1,000,000	717,932
07/01/2052	4.750%	1,500,000	1,059,671
MRC Senior Living-Langford Project
Series 2016
11/15/2036	5.375%	500,000	494,894
11/15/2046	5.500%	750,000	678,951
New Hope Cultural Education Facilities Finance Corp.(g),(k)
Revenue Bonds
Bridgemoor Plano Project
Senior Series 2023A-1
12/31/2030	0.000%	72,419	7,242
New Hope Cultural Education Facilities Finance Corp.(g)
Revenue Bonds
Bridgemoor Plano Project
Senior Series 2023A-2
12/31/2030	0.000%	12,853	1,285
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2036	0.000%	1,500,000	1,170,000
07/01/2051	0.000%	5,235,000	3,926,250
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project
Series 2016
07/01/2046	0.000%	2,535,000	1,926,600
Northside Independent School District
Unlimited General Obligation Bonds
Series 2024A
08/15/2049	4.000%	2,500,000	2,322,123
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2036	5.000%	385,000	382,259
Prosper Independent School District
Unlimited General Obligation Bonds
Series 2024
02/15/2054	4.000%	3,765,000	3,413,956
02/15/2054	4.250%	3,000,000	2,859,912
Texas Municipal Gas Acquisition & Supply Corp. V(f)
Revenue Bonds
Series 2026
04/01/2036	5.000%	3,500,000	3,646,462
Texas Municipal Gas Acquisition & Supply Corp. VI
Revenue Bonds
Series 2025
01/01/2036	5.000%	5,000,000	5,278,910
Texas Private Activity Bond Surface Transportation Corp.(d)
Revenue Bonds
NTE Mobility Partners LLC North Tarrant Express Project
Series 2023
12/31/2058	5.500%	6,600,000	6,797,069
Segment 3C Project
Series 2019
06/30/2058	5.000%	10,000,000	9,891,388
Texas Transportation Commission(e)
Revenue Bonds
First Tier Toll
Series 2019
08/01/2036	0.000%	950,000	612,542
08/01/2039	0.000%	600,000	327,157
Texas Water Development Board
Revenue Bonds
Series 2023A
10/15/2058	5.000%	2,500,000	2,571,419
Waxahachie Independent School District
Unlimited General Obligation Bonds
Series 2024
02/15/2049	4.000%	2,100,000	1,965,768
Total			157,550,498
Columbia Strategic Municipal Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Utah 0.8%
High Star Ranch Infrastructure Financing District(c)
Special Assessment Bonds
High Star Rance Assessment Area
Series 2026
12/01/2055	6.250%	3,000,000	3,016,680
Point Phase 1 Public Infrastructure District No. 1
Revenue Bonds
Series 2025A-1
03/01/2045	5.875%	2,750,000	2,875,214
Point Phase 1 Public Infrastructure District No. 1(c)
Revenue Bonds
Subordinated Series 2025
03/15/2055	8.500%	1,000,000	1,015,914
UIPA Crossroads Public Infrastructure District(c)
Tax Allocation Bonds
Series 2021
06/01/2052	4.375%	2,760,000	2,547,365
Utah Charter School Finance Authority(c)
Revenue Bonds
Ascent Academies Charter Schools
Series 2022
06/15/2057	5.000%	2,840,000	2,371,410
Wakara Ridge Public Infrastructure District(c)
Special Assessment Bonds
Wakara Ridge Assessment Area
Series 2025
12/01/2054	5.625%	750,000	767,065
Total			12,593,648
Virginia 0.7%
Chesapeake Bay Bridge & Tunnel District
Revenue Bonds
1st Tier General Resolution
Series 2016
07/01/2051	5.000%	7,470,000	7,407,941
Virginia Small Business Financing Authority(d)
Revenue Bonds
Transform 66 P3 Project
Series 2017
12/31/2052	5.000%	2,125,000	2,065,279
12/31/2056	5.000%	2,000,000	1,933,411
Total			11,406,631
Washington 0.6%
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	3,890,000	3,841,796
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington State Housing Finance Commission
Refunding Revenue Bonds
Emerald Heights Project
Series 2023A
07/01/2048	5.000%	500,000	494,916
Washington State Housing Finance Commission(c)
Refunding Revenue Bonds
Seattle Academy of Arts and Sciences Project
Series 2023
07/01/2053	6.125%	1,175,000	1,238,277
07/01/2059	6.250%	1,165,000	1,232,834
07/01/2063	6.375%	565,000	601,029
Revenue Bonds
Blakeley and Laurel Villages Portfolio
Series 2025 (BAM)
07/01/2045	5.000%	2,500,000	2,568,345
Total			9,977,197
West Virginia 0.2%
West Virginia Economic Development Authority(b),(d)
Revenue Bonds
Commercial Metals Co. Project
Series 2025 (Mandatory Put 05/15/32)
04/15/2055	4.625%	1,600,000	1,636,748
West Virginia Economic Development Authority(b),(c),(d)
Revenue Bonds
Core Natural Resources, Inc. Project
Series 2025 (Mandatory Put 03/27/35)
01/01/2055	5.450%	1,000,000	1,080,158
Total			2,716,906
Wisconsin 4.2%
Public Finance Authority(c),(k)
Refunding Revenue Bonds
Astro Texas Land Projects
Series 2025
12/15/2036	5.000%	1,718,954	1,708,374
Public Finance Authority
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2039	5.000%	2,230,000	2,267,769
09/01/2054	5.000%	1,000,000	947,508
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2037	4.000%	2,000,000	2,004,226
Coral Academy Science Las Vegas
Series 2018
07/01/2055	5.000%	2,500,000	2,302,262
Series 2023A
07/01/2062	5.750%	9,255,435	9,583,433

Columbia Strategic Municipal Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, April 30, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Public Finance Authority(c)
Refunding Revenue Bonds
Legacy Hills Project
Series 2025
11/15/2045	6.000%	5,000,000	4,984,083
Mary’s Woods at Marylhurst
Series 2017
05/15/2042	5.250%	410,000	411,729
05/15/2047	5.250%	220,000	218,737
Revenue Bonds
Bonnie Cone Classical Academy
Series 2024
06/15/2059	5.625%	3,880,000	2,970,552
Bridgewater Project
RAN Series 2024
12/15/2030	5.625%	2,541,541	2,543,669
Candela Project
Series 2023
12/15/2029	6.125%	400,000	404,350
Mayfair Project
RAN Series 2024A-4
11/15/2032	5.500%	1,481,445	1,482,435
Public Finance Authority(c),(e)
Revenue Bonds
Driftwood Golf and Ranch Club Project
Series 2025
12/15/2039	0.000%	1,790,000	749,152
Heritage Bend Project
Series 2025
12/15/2042	0.000%	5,500,000	1,713,225
Public Finance Authority(c),(i)
Revenue Bonds
Subordinated Series 2023B
07/01/2062	0.000%	5,000,000	4,075,000
University of Wisconsin Hospitals & Clinics
Refunding Revenue Bonds
Green Bonds - University of Wisconsin Hospital
Series 2021
04/01/2046	4.000%	7,000,000	6,601,593
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Cedar Crest, Inc. Project
Series 2022
04/01/2057	5.125%	5,000,000	4,268,776
Revenue Bonds
Chiara Housing and Services, Inc. Project
Series 2025
07/01/2060	6.625%	2,000,000	2,099,001
Covenant Communities, Inc. Project
Series 2018A
07/01/2048	4.000%	4,665,000	3,797,106
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018B
07/01/2033	4.250%	1,250,000	1,234,765
Marshfield Clinic Health System
Series 2024 (BAM)
02/15/2054	5.500%	3,245,000	3,373,533
PHW Muskego, Inc. Project
Series 2021
10/01/2061	4.000%	4,465,000	3,099,933
Wisconsin Housing & Economic Development Authority
Refunding Revenue Bonds
Series 2020A
09/01/2035	2.700%	1,000,000	898,634
03/01/2039	3.000%	195,000	173,980
Wisconsin Housing & Economic Development Authority Home Ownership
Revenue Bonds
Series 2025A
09/01/2055	6.250%	1,755,000	1,939,955
Total			65,853,780
Total Municipal Bonds (Cost $1,537,871,736)			1,497,840,418

Municipal Short Term 0.3%
Issue Description	Yield	Principal Amount ($)	Value ($)
California 0.1%
California Infrastructure & Economic Development Bank(b),(d)
Revenue Bonds
Series 2025 (Mandatory Put 11/02/26)
01/01/2065	0.000%	1,535,000	890,300
Illinois 0.1%
Illinois Finance Authority(b),(c)
Revenue Bonds
Series 2025 (Mandatory Put 07/02/35)
12/01/2043	4.520%	2,100,000	2,171,665
Tennessee 0.1%
Lewisburg Industrial Development Board(b),(d)
Refunding Revenue Bonds
Waste Management
Series 2019 (Mandatory Put 05/01/26)
07/02/2035	3.000%	1,500,000	1,500,000
Total Municipal Short Term (Cost $5,058,250)			4,561,965
Columbia Strategic Municipal Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, April 30, 2026 (Unaudited)

Warrants 0.0%
Issuer	Shares	Value ($)
United States 0.0%
BL Train Holdings West LLC(l),(m),(n)	15,558	155
Total Warrants (Cost $1)		155

Money Market Funds 2.1%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 3.313%(o)	33,895,036	33,898,426
Total Money Market Funds (Cost $33,895,036)		33,898,426
Total Investments in Securities (Cost $1,614,225,023)		1,573,700,964
Other Assets & Liabilities, Net		7,179,287
Net Assets		$1,580,880,251
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2026.

(c)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2026, the total value of these securities amounted to $148,531,743, which represents 9.40% of total net assets.

(d)	Income from this security may be subject to alternative minimum tax.
(e)	Zero coupon bond.
(f)	Represents a security purchased on a when-issued basis.
(g)	Represents a security in default.
(h)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2026.

(i)	Coupon rate may change periodically and is determined by the issuer or agent bank based on current market conditions.
(j)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2026, the total value of these securities amounted to $81,052,486, which represents 5.13% of total net assets.

(k)	Partial payment received at last interest date.
(l)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2026, the total value of these securities amounted to $155, which represents less than 0.01% of total net assets.

(m)	Non-income producing investment.
(n)	Valuation based on significant unobservable inputs.
(o)	The rate shown is the seven-day current annualized yield at April 30, 2026.
Abbreviation Legend
ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
FHA	Federal Housing Administration
GNMA	Government National Mortgage Association
RAN	Revenue Anticipation Note

Columbia Strategic Municipal Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Municipal Income Fund, April 30, 2026 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Strategic Municipal Income Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT118_(06/26)